TEMPORARY REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY - Series A Preferred Stock (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 05, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 06, 2024
TEMPORARY REDEEMABLE PREFERRED STOCK
Dividends declared	$ 0
Common Stock, Voting Rights	one
Series A preferred stock
TEMPORARY REDEEMABLE PREFERRED STOCK
Preferred stock			0	3,874,946
Dividend percentage	11.00%	11.00%
Dividends declared	$ 0
Liquidation preference		$ 4,000,000	$ 0
Conversion price per share	$ 0.7744515
Preferred Stock, Voting Rights	100